UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
December 31, 2014
unaudited
Common stocks 92.20% Consumer discretionary 16.46%	Shares	Value (000)
Amazon.com, Inc.[1]	3,913,000	$1,214,400
Naspers Ltd., Class N2	6,045,060	778,290
Home Depot, Inc.	7,058,100	740,889
Priceline Group Inc.[1]	576,000	656,761
Liberty Global PLC, Class C1	7,145,100	345,180
Liberty Global PLC, Class A1	5,192,500	260,689
Toyota Motor Corp.[2]	6,243,000	389,317
Walt Disney Co.	3,800,000	357,922
Burberry Group PLC[2]	14,039,591	355,744
Twenty-First Century Fox, Inc., Class A	9,230,000	354,478
Time Warner Inc.	3,333,700	284,765
Royal Caribbean Cruises Ltd.	3,450,000	284,383
Swatch Group Ltd, non-registered shares[2]	444,118	197,205
Swatch Group Ltd[2]	837,270	72,419
CBS Corp., Class B	4,820,650	266,775
Tesla Motors, Inc.[1]	1,000,000	222,410
Publicis Groupe SA2	2,884,039	206,564
Delphi Automotive PLC	2,785,900	202,591
Tiffany & Co.	1,884,100	201,335
Carnival Corp., units	4,389,144	198,960
MGM Resorts International[1]	9,125,000	195,093
Starbucks Corp.	1,917,800	157,355
Industria de Diseño Textil, SA2	5,218,285	149,519
Johnson Controls, Inc.	3,010,400	145,523
adidas AG2	1,964,678	136,935
Expedia, Inc.	1,500,000	128,040
Honda Motor Co., Ltd.[2]	4,342,800	126,287
Daimler AG2	1,060,700	88,495
DENSO Corp.[2]	1,855,900	86,495
lululemon athletica inc.[1]	1,546,100	86,257
NIKE, Inc., Class B	769,000	73,939
Suzuki Motor Corp.[2]	2,285,200	68,695
LVMH Moët Hennessey-Louis Vuitton SA2	405,000	64,044
Christian Dior SA2	370,000	63,217
Wynn Macau, Ltd.[2]	21,409,600	59,687
AB Electrolux, Series B2	1,826,700	53,598
Hyundai Mobis Co., Ltd.[2]	140,700	29,946
Nokian Renkaat Oyj[2]	612,990	15,014
		9,319,216
Information technology 14.74%
Microsoft Corp.	19,988,067	928,446
Google Inc., Class C1	990,400	521,347
Google Inc., Class A1	689,500	365,890
ASML Holding NV2	5,538,381	593,364
ASML Holding NV (New York registered)	2,564,870	276,570
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	162,320,994	716,279
New Perspective Fund — Page 1 of 9

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,000,000	$67,140
Avago Technologies Ltd.	5,493,000	552,541
MasterCard Inc., Class A	4,900,000	422,184
Murata Manufacturing Co., Ltd.[2]	3,763,300	411,078
Visa Inc., Class A	1,515,300	397,312
Texas Instruments Inc.	6,685,662	357,449
Hewlett-Packard Co.	8,500,000	341,105
VeriSign, Inc.[1]	5,793,044	330,203
Naver Corp.[2]	508,013	328,187
Alcatel-Lucent[1,2]	83,349,330	295,905
Amphenol Corp., Class A	3,132,000	168,533
OMRON Corp.[2]	3,543,000	158,799
Oracle Corp.	3,001,300	134,968
Jabil Circuit, Inc.	6,048,500	132,039
Trend Micro Inc.[2]	4,585,800	125,467
Nintendo Co., Ltd.[2]	1,120,800	116,811
Apple Inc.	826,000	91,174
Analog Devices, Inc.	1,615,000	89,665
salesforce.com, inc.[1]	1,300,000	77,103
TDK Corp.[2]	1,152,400	67,899
ARM Holdings PLC[2]	3,860,000	59,437
Samsung Electronics Co. Ltd.[2]	43,900	52,770
Gemalto NV2	596,134	48,695
Infineon Technologies AG2	4,050,000	43,420
Rackspace Hosting, Inc.[1]	822,200	38,487
TE Connectivity Ltd.	521,875	33,008
		8,343,275
Health care 13.91%
Novo Nordisk A/S, Class B2	56,236,585	2,379,460
Regeneron Pharmaceuticals, Inc.[1]	2,091,150	857,894
Bayer AG2	4,685,000	640,484
Novartis AG2	5,515,000	507,201
Vertex Pharmaceuticals Inc.[1]	4,011,000	476,507
Merck & Co., Inc.	7,730,000	438,987
Roche Holding AG2	1,619,400	438,923
Bristol-Myers Squibb Co.	5,773,200	340,792
Gilead Sciences, Inc.[1]	2,712,200	255,652
Grifols, SA, Class B (ADR)	3,939,879	133,916
Grifols, SA, Class B, non-registered shares[2]	3,501,222	118,929
Incyte Corp.[1]	3,168,800	231,671
Cerner Corp.[1]	3,072,800	198,687
AstraZeneca PLC[2]	2,107,100	148,225
Biogen Idec Inc.[1]	411,000	139,514
Boston Scientific Corp.[1]	10,081,200	133,576
UCB SA2	1,643,454	124,722
Sonic Healthcare Ltd.[2]	4,753,304	71,383
Hospira, Inc.[1]	897,000	54,941
Hologic, Inc.[1]	1,990,000	53,213
Edwards Lifesciences Corp.[1]	405,000	51,589
Fresenius SE & Co. KGaA[2]	825,600	43,113
Sonova Holding AG2	222,543	32,623
		7,872,002
New Perspective Fund — Page 2 of 9

unaudited
Common stocks Industrials 12.14%	Shares	Value (000)
United Continental Holdings, Inc.[1]	12,490,000	$835,456
Delta Air Lines, Inc.	15,000,000	737,850
United Technologies Corp.	5,227,900	601,208
Boeing Co.	3,967,300	515,670
American Airlines Group Inc.	9,340,000	500,904
KONE Oyj, Class B2	8,120,300	368,811
Geberit AG2	825,000	280,362
Ryanair Holdings PLC (ADR)[1]	3,869,499	275,779
Airbus Group NV2	5,511,724	273,752
Rolls-Royce Holdings PLC[1,2]	19,818,000	266,969
General Electric Co.	9,460,300	239,062
Schneider Electric SE2	2,991,490	217,367
ASSA ABLOY AB, Class B2	3,484,100	184,124
Towers Watson & Co., Class A	1,540,800	174,372
Safran, SA2	2,526,990	155,534
Kawasaki Heavy Industries, Ltd.[2]	29,980,000	136,910
Honeywell International Inc.	1,345,000	134,392
Eaton Corp. PLC	1,857,100	126,209
Danaher Corp.	1,468,700	125,882
Siemens AG2	1,022,800	115,996
International Consolidated Airlines Group, SA (CDI)[1,2]	13,055,000	97,562
FANUC CORP.[2]	571,800	94,369
Nielsen NV	2,048,400	91,625
Michael Page International PLC[2]	14,279,900	90,668
Cummins Inc.	362,000	52,190
Atlas Copco AB, Class B2	2,008,900	51,476
Marubeni Corp.[2]	8,470,000	50,772
Caterpillar Inc.	460,000	42,104
Komatsu Ltd.[2]	1,516,700	33,625
		6,871,000
Financials 11.85%
AIA Group Ltd.[2]	126,846,400	698,475
CME Group Inc., Class A	7,249,132	642,636
ACE Ltd.	5,018,800	576,560
American Express Co.	5,750,000	534,980
JPMorgan Chase & Co.	7,220,000	451,828
ICICI Bank Ltd. (ADR)	29,918,500	345,559
ICICI Bank Ltd.[2]	14,000,000	77,759
Prudential PLC[2]	17,986,141	413,900
Goldman Sachs Group, Inc.	1,882,100	364,807
ORIX Corp.[2]	26,727,440	334,117
Moody’s Corp.	2,674,400	256,234
AXA SA2	9,802,650	226,407
ING Groep NV, depository receipts[1,2]	14,635,000	189,488
Morgan Stanley	4,750,000	184,300
Sumitomo Mitsui Financial Group, Inc.[2]	5,021,000	181,421
HSBC Holdings PLC (GBP denominated)[2]	17,004,561	160,701
Weyerhaeuser Co.[1]	3,996,000	143,416
Sampo Oyj, Class A2	2,980,000	139,731
Intercontinental Exchange, Inc.	540,600	118,548
McGraw Hill Financial, Inc.	1,300,000	115,674
Allianz SE2	585,000	97,200
Bank of Nova Scotia	1,605,334	91,625
DNB ASA[2]	6,204,318	91,479
New Perspective Fund — Page 3 of 9

unaudited
Common stocks Financials (continued)	Shares	Value (000)
BNP Paribas SA2	1,428,750	$83,959
UniCredit SpA[2]	10,000,000	63,735
Tokio Marine Holdings, Inc.[2]	1,550,000	50,336
Deutsche Bank AG2	1,226,667	37,077
Standard Chartered PLC[2]	2,280,483	34,200
		6,706,152
Consumer staples 9.98%
Associated British Foods PLC[2]	14,608,985	709,787
British American Tobacco PLC[2]	10,747,500	583,953
Pernod Ricard SA2	4,652,716	515,879
Nestlé SA2	6,527,300	478,461
Philip Morris International Inc.	3,889,000	316,759
Unilever NV, depository receipts[2]	7,791,500	306,072
Coca-Cola Co.	6,816,100	287,776
Costco Wholesale Corp.	1,940,000	274,995
SABMiller PLC[2]	4,591,308	237,611
PepsiCo, Inc.	2,431,900	229,960
Anheuser-Busch InBev NV2	1,829,000	205,824
L’Oréal SA, non-registered shares[2]	1,030,433	172,996
Shiseido Co., Ltd.[2]	12,065,400	168,956
Mondelez International, Inc.	4,309,000	156,524
Shoprite Holdings Ltd.[2]	10,812,412	156,510
Danone SA2	1,812,637	119,247
Colgate-Palmolive Co.	1,624,000	112,365
Procter & Gamble Co.	1,134,000	103,296
Japan Tobacco Inc.[2]	3,612,800	99,201
Alimentation Couche-Tard Inc., Class B	2,220,000	93,038
Seven & i Holdings Co., Ltd.[2]	2,480,000	89,455
United Spirits Ltd.[1,2]	1,545,572	67,931
Avon Products, Inc.	6,990,100	65,637
Casino, Guichard-Perrachon SA2	397,659	36,594
Coca-Cola HBC AG (CDI)[2]	1,735,791	33,027
Unilever PLC[2]	677,000	27,500
		5,649,354
Materials 3.72%
Monsanto Co.	2,383,600	284,769
FMC Corp.	3,416,000	194,814
Linde AG2	1,029,300	191,985
First Quantum Minerals Ltd.	13,337,300	189,532
Rio Tinto PLC[2]	3,735,000	172,081
Holcim Ltd[2]	2,173,140	154,315
Newmont Mining Corp.	7,500,000	141,750
Vale SA, ordinary nominative (ADR)	16,880,300	138,081
Koninklijke DSM NV2	2,173,400	132,157
Praxair, Inc.	718,000	93,024
Akzo Nobel NV2	1,325,000	91,882
Glencore PLC[2]	16,985,000	78,178
Potash Corp. of Saskatchewan Inc.	2,200,000	77,704
Dow Chemical Co.	1,580,000	72,064
Mosaic Co.	1,433,000	65,416
Impala Platinum Holdings Ltd.[1,2]	3,865,000	25,185
		2,102,937
New Perspective Fund — Page 4 of 9

unaudited
Common stocks Energy 3.14%	Shares	Value (000)
Oil Search Ltd.[2]	45,007,094	$290,783
Enbridge Inc.	5,361,772	275,703
EOG Resources, Inc.	2,194,316	202,031
Noble Energy, Inc.	3,330,000	157,942
Canadian Natural Resources, Ltd.	5,105,000	157,834
FMC Technologies, Inc.[1]	3,293,000	154,244
Chevron Corp.	1,109,300	124,441
BG Group PLC[2]	7,300,000	97,168
Cenovus Energy Inc. (CAD denominated)	2,098,300	43,292
Cenovus Energy Inc.	1,677,400	34,588
Schlumberger Ltd.	850,000	72,599
Royal Dutch Shell PLC, Class B2	1,630,998	56,031
Royal Dutch Shell PLC, Class B (ADR)	200,000	13,912
Cobalt International Energy, Inc.[1]	5,034,512	44,757
Halliburton Co.	1,000,000	39,330
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,968,000	14,366
		1,779,021
Telecommunication services 1.12%
SoftBank Corp.[2]	5,678,334	337,931
Singapore Telecommunications Ltd.[2]	36,020,000	105,732
América Móvil, SAB de CV, Series L (ADR)	3,314,800	73,522
Vodafone Group PLC[2]	19,925,600	68,274
Orange[2]	3,000,000	51,019
		636,478
Utilities 0.22%
Cheung Kong Infrastructure Holdings Ltd.[2]	16,732,000	123,308
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		2,783,542
Total common stocks (cost: $32,435,501,000)		52,186,285
Convertible bonds 0.01% Consumer staples 0.01%	Principal amount (000)
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR43,260	4,089
Total convertible bonds (cost: $5,605,000)		4,089
Bonds, notes & other debt instruments 0.20% U.S. Treasury bonds & notes 0.20% U.S. Treasury 0.20%
U.S. Treasury 0.25% 2015	$31,325	31,346
U.S. Treasury 0.25% 2015	9,000	9,001
U.S. Treasury 4.00% 2015	74,925	75,279
Total bonds, notes & other debt instruments (cost: $115,589,000)		115,626
New Perspective Fund — Page 5 of 9

unaudited
Short-term securities 7.54%	Principal amount (000)	Value (000)
Abbott Laboratories 0.11% due 2/19/2015[3]	$50,000	$49,993
American Honda Finance Corp. 0.10%–0.12% due 1/8/2015–2/19/2015	132,000	131,982
ANZ New Zealand (International) Ltd. 0.22% due 5/12/2015[3]	94,800	94,735
Bank of Montreal 0% due 3/19/2015	50,000	49,999
CAFCO, LLC 0.20% due 5/1/2015	50,000	49,959
Canada Bill(s) 0.10% due 5/7/2015	15,000	14,993
Caterpillar Financial Services Corp. 0.15% due 2/25/2015	50,000	49,987
Chevron Corp. 0.11%–0.14% due 1/7/2015–4/14/2015[3]	100,000	99,970
Coca-Cola Co. 0.16%–0.18% due 4/2/2015–4/27/2015[3]	100,000	99,960
Fannie Mae 0.05%–0.16% due 1/2/2015–8/17/2015	624,000	623,845
Federal Farm Credit Banks 0.10%–0.13% due 1/20/2015–5/11/2015	70,600	70,590
Federal Home Loan Bank 0.06%–0.15% due 1/7/2015–7/16/2015	747,950	747,835
Freddie Mac 0.08%–0.27% due 1/6/2015–12/14/2015	741,300	741,029
General Electric Capital Corp. 0.13%–0.20% due 3/6/2015–4/2/2015	150,000	149,965
GlaxoSmithKline Finance PLC 0.16% due 1/22/2015[3]	20,000	19,998
International Bank for Reconstruction and Development 0.13% due 2/9/2015	50,000	49,999
KfW 0.10%–0.13% due 2/6/2015–3/2/2015[3]	75,000	74,982
Microsoft Corp. 0.10% due 2/10/2015[3]	69,400	69,393
Mitsubishi UFJ Trust and Banking Corp. 0.17%–0.20% due 1/9/2015–2/5/2015[3]	70,500	70,494
Mizuho Funding LLC 0.20% due 2/23/2015[3]	63,000	62,980
Nordea Bank AB 0.19%–0.23% due 4/1/2015–5/19/2015[3]	134,800	134,730
Old Line Funding, LLC 0.17%–0.23% due 3/12/2015–5/26/2015[3]	126,039	125,937
Province of Ontario 0.10% due 1/30/2015	100,000	99,994
Reckitt Benckiser Treasury Services PLC 0.15% due 1/23/2015[3]	50,000	49,995
Standard Chartered Bank 0.17% due 2/13/2015[3]	25,000	24,996
Sumitomo Mitsui Banking Corp. 0.18%–0.21% due 1/15/2015–3/2/2015[3]	70,000	69,980
Svenska Handelsbanken Inc. 0.20%–0.21% due 2/20/2015–4/21/2015[3]	78,000	77,965
Toronto-Dominion Holdings USA Inc. 0.16%–0.17% due 1/5/2015–3/3/2015[3]	236,800	236,763
Victory Receivables Corp. 0.17% due 1/16/2015[3]	30,000	29,998
Westpac Banking Corp. 0.22%–0.23% due 5/20/2015–5/27/2015[3]	93,700	93,613
Total short-term securities (cost: $4,266,441,000)		4,266,659
Total investment securities 99.95% (cost: $36,823,136,000)		56,572,659
Other assets less liabilities 0.05%		27,300
Net assets 100.00%		$56,599,959
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New Perspective Fund — Page 6 of 9

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $452,883,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Japanese yen	1/13/2015	HSBC Bank	$35,532	¥3,850,000	$3,386
Japanese yen	1/13/2015	Citibank	$79,345	¥9,400,000	859
Japanese yen	1/14/2015	JPMorgan Chase	$11,511	¥1,378,000	5
Japanese yen	1/15/2015	UBS AG	$11,511	¥1,378,000	5
Japanese yen	1/16/2015	Bank of America, N.A.	$25,058	¥3,000,000	9
Japanese yen	1/22/2015	Bank of America, N.A.	$11,598	¥1,379,000	83
Japanese yen	2/19/2015	Bank of New York Mellon	$52,506	¥6,065,000	1,850
Japanese yen	2/19/2015	Citibank	$18,178	¥2,100,000	639
Japanese yen	3/4/2015	Bank of America, N.A.	$178,887	¥21,300,000	965
					$7,801
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended December 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2014 (000)
VeriSign, Inc.[1,4]	8,077,444	—	2,284,400	5,793,044	$—	$—

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $22,833,041,000, which represented 40.34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,486,482,000, which represented 2.63% of the net assets of the fund.
[4]	Unaffiliated issuer at 12/31/2014.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with
New Perspective Fund — Page 8 of 9

unaudited
the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$6,377,745	$2,941,471	$—	$9,319,216
Information technology	5,325,164	3,018,111	—	8,343,275
Health care	3,366,939	4,505,063	—	7,872,002
Industrials	4,452,703	2,418,297	—	6,871,000
Financials	3,826,167	2,879,985	—	6,706,152
Consumer staples	1,640,350	4,009,004	—	5,649,354
Materials	1,257,154	845,783	—	2,102,937
Energy	1,335,039	443,982	—	1,779,021
Telecommunication services	73,522	562,956	—	636,478
Utilities	—	123,308	—	123,308
Miscellaneous	1,698,461	1,085,081	—	2,783,542
Convertible bonds	—	4,089	—	4,089
Bonds, notes & other debt instruments	—	115,626	—	115,626
Short-term securities	—	4,266,659	—	4,266,659
Total	$29,353,244	$27,219,415	$—	$56,572,659

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,801	$—	$7,801
*	Securities with a value of $22,725,206,000, which represented 40.15% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,003,004
Gross unrealized depreciation on investment securities	(1,325,807)
Net unrealized appreciation on investment securities	19,677,197
Cost of investment securities	36,895,462

Key to abbreviations and symbol
ADR = American Depositary Receipts	GBP = British pounds
CDI = CREST Depository Interest	¥ = Japanese yen
CAD = Canadian dollars	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-0215O-S42200	New Perspective Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the New Perspective Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the New Perspective Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 27, 2015